Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 85.7% of net assets
ALABAMA 1.0%
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	900,000	920,268
RB (Noland Health Services) Series 2016A	5.00%	12/01/31 (a)	2,000,000	2,094,120
Univ of Montevallo
RB Series 2017	5.00%	05/01/25	465,000	560,823
RB Series 2017	5.00%	05/01/26	200,000	247,792
RB Series 2017	5.00%	05/01/27	250,000	317,928
RB Series 2017	5.00%	05/01/42 (a)	2,650,000	3,210,607
				7,351,538
ALASKA 0.4%
North Slope Borough
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/22 (a)(b)	1,130,000	1,183,427
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/23 (a)(b)	1,790,000	1,874,631
				3,058,058
ARIZONA 0.5%
Arizona Health Facilities Auth
RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,056,330
Phoenix Civic Improvement Corp
Jr RB (Phoenix Sky Harbor Intl Airport) Series 2019A	4.00%	07/01/44 (a)	1,000,000	1,080,130
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	751,891
Refunding COP Series 2014	4.00%	07/01/23	700,000	774,095
				3,662,446
ARKANSAS 1.4%
Fayetteville
Sales Tax RB Series 2019A	1.60%	11/01/35 (a)	2,010,000	2,102,460
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	785,620
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	609,134
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (a)	480,000	491,549

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Rogers
Sales & Use Tax Bonds Series 2018B	3.25%	11/01/43 (a)	3,225,000	3,415,049
Sherwood
Sales & Use Tax Bonds Series 2018	3.05%	12/01/43 (a)	800,000	839,904
Springdale
Sales & Use Tax Refunding & Improvement Bonds Series 2018	3.00%	04/01/43 (a)	2,215,000	2,222,642
				10,466,358
CALIFORNIA 9.4%
Anaheim Housing & Public Improvement Auth
Electric System Refunding RB Series 2016	5.00%	10/01/41 (a)(b)	640,000	679,379
California
GO Bonds	5.00%	08/01/24	1,000,000	1,188,220
GO Bonds	5.00%	03/01/27 (a)	2,600,000	3,134,872
GO Bonds	5.00%	03/01/34 (a)	4,500,000	5,984,730
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	590,000	727,665
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/23	455,000	499,057
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	600,000	678,594
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,157,610
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/26	1,050,000	1,243,179
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (a)	1,500,000	1,549,395
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,065,000	2,116,976
Inglewood USD
GO Bonds Series A	5.25%	08/01/27 (a)	125,000	142,946
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	450,000	476,073
Special Tax RB Series 2014A	5.00%	09/01/22	60,000	65,561
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax Refunding RB Series 2012B	5.00%	07/01/25 (a)	1,340,000	1,476,197
Los Angeles Dept of Airports
Sub RB Series 2019F	5.00%	05/15/28	2,115,000	2,612,025
Los Angeles Dept of Water & Power
Power System RB Series 2020A	5.00%	07/01/28 (c)	10,000,000	13,259,800
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,055,770
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (a)	1,295,000	1,529,369
GO Bonds Series 2015A	5.00%	08/01/28 (a)	1,000,000	1,178,270
Oroville
RB (Oroville Hospital) Series 2019	5.25%	04/01/49 (a)	3,000,000	3,147,450
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (a)	585,000	705,592
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (a)(b)	360,000	373,007
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,959,310
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	885,804

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Bruno Public Finance Auth
Lease RB Series 2019	5.00%	05/01/30 (a)	460,000	620,669
Lease RB Series 2019	5.00%	05/01/31 (a)	485,000	647,606
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (d)	1,250,000	1,040,050
GO Bonds Series 2010C	0.00%	07/01/32 (d)	1,500,000	1,208,070
GO Bonds Series 2010C	0.00%	07/01/33 (d)	1,000,000	779,480
GO Bonds Series 2010C	0.00%	07/01/35 (d)	1,300,000	952,809
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/40 (a)	2,875,000	3,388,762
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (a)	1,000,000	1,003,200
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,685,000	3,155,600
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	605,000	666,069
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	428,719
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,254,245
Southern California Public Power Auth
Refunding RB Series 2020-1	5.00%	07/01/30 (a)	3,000,000	3,460,230
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	341,016
Water Refunding RB Series 2018A	5.00%	10/01/24	300,000	351,996
Water Refunding RB Series 2018A	5.00%	10/01/25	500,000	603,155
				69,728,527
COLORADO 1.0%
Boulder Cnty
COP Series 2015	5.00%	12/01/24 (a)	375,000	383,809
COP Series 2015	5.00%	12/01/25 (a)	500,000	511,695
Centennial Water & Sanitation District
Water & Wastewater RB Series 2019	5.00%	12/01/34 (a)	500,000	649,575
Water & Wastewater RB Series 2019	5.00%	12/01/35 (a)	500,000	646,685
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/37 (a)	1,250,000	1,301,537
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/31 (a)(b)	1,250,000	1,622,350
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	1,942,522
Denver
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(d)	500,000	380,310
				7,438,483
CONNECTICUT 1.7%
Connecticut
GO Refunding Bonds Series 2016B	5.00%	05/15/27 (a)	2,095,000	2,498,434
Connecticut Health & Educational Facilities Auth
RB (Nuvance Health) Seriess 2019A	4.00%	07/01/41 (a)	3,000,000	3,117,060
Connecticut Special Tax
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/25	850,000	1,003,519
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/26	1,200,000	1,449,780

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Univ of Connecticut
GO Bonds Series 2019A	5.00%	11/01/34 (a)	2,000,000	2,424,720
GO Bonds Series 2019A	5.00%	11/01/35 (a)	1,000,000	1,207,050
GO Bonds Series 2019A	5.00%	11/01/36 (a)	1,000,000	1,202,400
				12,902,963
DELAWARE 0.1%
Delaware State Housing Auth
S/F Mortgage Sr RB Series 2011A2	4.25%	07/01/29 (a)	400,000	407,708
DISTRICT OF COLUMBIA 0.2%
District of Columbia
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30 (a)	1,210,000	1,210,000
FLORIDA 3.6%
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/24	375,000	406,762
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	500,000	547,445
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	841,546
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	758,795
Florida Ports Financing Commission
Transportation Trust Fund Refunding RB Series 2011A	5.00%	10/01/28 (a)	1,500,000	1,591,245
Greater Orlando Aviation Auth
Airport Facilities RB Series 2016A	5.00%	10/01/20	1,000,000	1,012,950
Airport Facilities RB Series 2019A	5.00%	10/01/26	5,000,000	6,061,200
Hillsborough Cnty SD
Refunding COP Series 2010A	5.00%	07/01/24 (a)	1,575,000	1,581,111
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,481,140
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	960,000	1,159,738
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	105,568
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	163,847
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	463,436
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	281,685
Miami-Dade Cnty
Aviation RB Series 2010A	5.50%	10/01/26 (a)(b)	1,135,000	1,154,749
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	595,446
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,879,282
Toll System RB Series 2014A	5.00%	07/01/24	625,000	713,506
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22 (b)	800,000	893,048
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/20	150,000	151,775
Utility System Refunding RB Series 2014	5.00%	09/01/21	175,000	185,094
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	534,877
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	400,991

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (a)	1,495,000	1,807,754
				26,772,990
GEORGIA 1.1%
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A	5.00%	07/01/27	1,500,000	1,893,465
Private Colleges & Universities Auth
RB (Emory Univ) Series 2020B	5.00%	09/01/25 (e)	5,000,000	6,145,300
				8,038,765
HAWAII 0.0%
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (a)	140,000	142,465
IDAHO 0.4%
Canyon Cnty SD #139
GO Bonds Series 2019A	5.00%	09/15/26 (f)	450,000	570,618
GO Bonds Series 2019A	5.00%	09/15/27 (f)	400,000	520,456
GO Bonds Series 2019A	5.00%	09/15/28 (f)	425,000	566,729
GO Bonds Series 2019A	5.00%	09/15/29 (a)(f)	400,000	539,208
Nampa SD #131
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (c)(f)	695,000	747,014
				2,944,025
ILLINOIS 7.3%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	524,530
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,922,797
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,855,000	2,221,325
Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (a)	1,450,000	1,526,603
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	1,996,592
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,100,000	1,249,292
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (a)	1,000,000	1,145,110
Refunding GO Bonds Series 2014A	5.00%	01/01/35 (a)	750,000	754,538
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,246,490
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,271,050
Chicago O’Hare International Airport
OHare General Airport Sr Lien RB Series 2016C	5.00%	01/01/29 (a)	400,000	463,540
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/25 (a)	290,000	304,584
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (a)	400,000	446,396
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (a)	4,840,000	5,419,542
Dupage Cnty HSD #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	3,069,475
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (a)	1,000,000	1,013,000
GO Bonds Series 2020	5.38%	05/01/23	500,000	514,140

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Bonds Series 2020	5.50%	05/01/24	1,000,000	1,032,380
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,556,460
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,521,105
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,520,295
Illinois Finance Auth
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/44 (a)	500,000	586,990
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/49 (a)	1,000,000	1,167,470
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/51 (a)	600,000	699,192
RB (OSF Healthcare) Series 2015A	5.00%	11/15/23	700,000	777,924
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	600,000	645,786
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	1,013,290
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,399,107
Refunding RB (Illinois Institute of Technology) Series 2019	5.00%	09/01/38 (a)	90,000	94,718
Refunding RB (Illinois Institute of Technology) Series 2019	5.00%	09/01/40 (a)	500,000	523,470
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	837,942
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	474,640
Illinois Sports Facilities Auth
State Tax Supported Refunding RB Series 2019	5.00%	06/15/28	1,000,000	1,057,640
State Tax Supported Refunding RB Series 2019	5.00%	06/15/29	1,075,000	1,130,534
State Tax Supported Refunding RB Series 2019	5.00%	06/15/30 (a)	1,000,000	1,040,360
Illinois Toll Highway Auth
Sr RB Series 2019A	5.00%	01/01/44 (a)	2,500,000	3,011,800
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/29	2,000,000	2,584,120
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/30	1,000,000	1,315,240
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,534,380
Northern Illinois Univ
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/29	400,000	483,452
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/30	450,000	547,331
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/31 (a)	500,000	601,435
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/35 (a)	1,050,000	1,116,202
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/37 (a)	600,000	632,130
				53,994,397
INDIANA 0.3%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21	125,000	127,768
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23	380,000	410,818
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (a)	1,790,000	1,880,914
				2,419,500
KANSAS 1.2%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	315,788
GO Bonds Series 2017	5.00%	09/01/27	450,000	584,158
GO Bonds Series 2017	5.00%	09/01/36 (a)	755,000	932,991
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	414,604
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	440,880
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	483,573

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	486,109
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	250,000	271,323
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/26	250,000	315,265
GO Bonds Series 2018A	5.00%	09/01/27	800,000	1,033,936
GO Bonds Series 2018A	5.00%	09/01/31 (a)	2,575,000	3,282,172
				8,560,799
KENTUCKY 0.3%
Kentucky
COP 2015	4.00%	06/15/24	400,000	453,944
COP 2015	5.00%	06/15/25	400,000	485,256
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20	1,210,000	1,217,962
				2,157,162
LOUISIANA 0.5%
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/21	800,000	829,256
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/23	350,000	388,444
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	1,000,000	1,209,990
New Orleans
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20	550,000	550,000
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	418,088
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	271,845
				3,667,623
MAINE 0.5%
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/28	500,000	615,595
General Airport Refunding RB Series 2019	5.00%	01/01/31 (a)	500,000	628,665
General Airport Refunding RB Series 2019	5.00%	01/01/32 (a)	810,000	1,010,589
General Airport Refunding RB Series 2019	5.00%	01/01/33 (a)	695,000	860,653
General Airport Refunding RB Series 2019	5.00%	01/01/34 (a)	620,000	764,100
				3,879,602
MARYLAND 1.5%
Maryland
GO Bonds First Series 2017A	5.00%	03/15/26 (c)	5,080,000	6,391,249
Maryland Health & Higher Educational Facilities Auth
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,114,220
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24	320,000	339,098
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25	550,000	591,899
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/27	645,000	702,966
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/28	1,405,000	1,544,390
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/29	505,000	559,202
				11,243,024

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MASSACHUSETTS 2.8%
Massachusetts Development Finance Agency
RB (Atrius Health) Series 2019A	5.00%	06/01/39 (a)	2,500,000	2,776,175
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/29	500,000	626,465
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/31 (a)	1,120,000	1,372,045
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/32 (a)	500,000	607,785
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	3,149,591
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (a)	340,000	396,229
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	1,100,000	1,271,017
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (a)	1,065,000	1,253,473
RB (Lesley Univ) Series 2019A	5.00%	07/01/39 (a)	1,295,000	1,495,427
RB (SABIS International Charter School) Series 2015	5.00%	04/15/25	500,000	538,240
RB (Simmons Univ) Series 2020M	4.00%	10/01/37 (a)	1,000,000	985,500
RB (Simmons Univ) Series 2020M	4.00%	10/01/38 (a)	890,000	873,072
RB (Wellforce) Series 2019A	5.00%	07/01/24	1,200,000	1,367,376
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	1,870,000	1,969,297
S/F Housing RB Series 203	4.50%	12/01/48 (a)	1,900,000	2,103,699
				20,785,391
MICHIGAN 1.3%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	720,534
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,455,547
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,888,296
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,261,480
Michigan Finance Auth
Hospital RB (Henry Ford Health System) Series 2019A	5.00%	11/15/48 (a)	1,000,000	1,151,450
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	1,670,000	1,771,903
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	613,982
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	696,006
				9,559,198
MINNESOTA 1.5%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	344,824
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/27	250,000	275,465
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/28 (a)	330,000	364,591
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/29 (a)	265,000	292,250
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/30 (a)	250,000	274,283
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/31 (a)	245,000	266,746
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/34 (a)	300,000	319,818
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/41 (a)	425,000	443,776
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/24 (f)	400,000	459,696
Refunding COP Series 2019C	5.00%	02/01/25 (f)	375,000	444,304
Refunding COP Series 2019C	5.00%	02/01/26 (f)	400,000	486,492

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/20	600,000	604,110
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	412,716
Minneapolis
Health Care System RB (Fairview Health Services) Series 2018A	5.00%	11/15/36 (a)	3,500,000	4,028,185
Minnesota Higher Educational Facilities Auth
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/29	275,000	345,174
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/33 (a)	400,000	488,552
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/34 (a)	250,000	304,188
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/35 (a)	350,000	423,829
Univ of Minnesota
General RB Series 2011D	5.00%	12/01/20 (b)	220,000	225,324
				10,804,323
MISSISSIPPI 0.4%
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,213,840
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	734,591
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)	630,000	698,349
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (a)	120,000	122,843
				2,769,623
MISSOURI 3.0%
Independence SD
GO Refunding Bonds 2017	5.50%	03/01/33 (a)(f)	450,000	577,116
Jackson Cnty SD #4
School Building GO Bonds Series 2018A	5.50%	03/01/36 (a)(c)(f)	5,000,000	6,671,700
School Building GO Bonds Series 2018A	6.00%	03/01/38 (a)(f)	2,440,000	3,376,643
Kansas City Sanitary Sewer
Sewer System Refunding RB Series 2018B	5.00%	01/01/32 (a)	650,000	827,983
Sewer System Refunding RB Series 2018B	5.00%	01/01/34 (a)	350,000	440,755
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,222,310
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,275,634
Hospital Facilities RB (CoxHealth) Series 2019A	5.00%	11/15/31 (a)	2,490,000	3,056,998
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/30 (a)	500,000	520,955
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/34 (a)	450,000	463,504
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	1,225,000	1,327,508
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	2,230,000	2,459,735
				22,220,841
MONTANA 0.2%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	1,635,000	1,775,446
NEBRASKA 0.9%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	3,365,000	3,846,498

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Nebraska Investment Finance Auth
S/F Housing RB Series 2016A	3.50%	03/01/46 (a)	1,305,000	1,331,844
Papio-Missouri River Natural Resource District
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/27 (a)(b)	250,000	269,452
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/28 (a)(b)	275,000	296,398
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/30 (a)(b)	500,000	538,905
				6,283,097
NEVADA 0.3%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/20	500,000	504,780
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	679,518
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	700,608
				1,884,906
NEW HAMPSHIRE 0.0%
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (a)	150,000	153,204
NEW JERSEY 2.4%
Atlantic City
Tax Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	230,708
Tax Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	356,754
Tax Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	312,693
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	681,780
Gloucester Cnty Improvement Auth
County Guaranteed Refunding RB Series 2012	4.00%	12/01/22	480,000	522,974
New Jersey Economic Development Auth
School Facilities Construction Bonds 2014 Series UU	5.00%	06/15/29 (a)	1,045,000	1,093,237
School Facilities Construction Bonds Series 2018EEE	5.00%	06/15/43 (a)	2,000,000	2,066,900
School Facilities Construction Refunding Bonds Series 2019LLL	5.00%	06/15/34 (a)	750,000	796,238
School Facilities Construction Refunding Bonds Series 2019MMM	5.00%	06/15/33 (a)	500,000	533,390
New Jersey Transportation Trust Fund Auth
Transportation Program Notes Series 2014 BB-1	5.00%	06/15/33 (a)	4,500,000	4,774,230
Transportation System RB Series 2010A	0.00%	12/15/28 (d)	1,805,000	1,269,493
Transportation System RB Series 2019AA	5.00%	06/15/31 (a)	1,250,000	1,346,662
Transportation System RB Series 2019BB	5.00%	06/15/44 (a)	3,000,000	3,092,940
Passaic Cnty Improvement Auth
Governmental Loan RB Series 2015	5.00%	08/01/24	505,000	599,592
				17,677,591
NEW MEXICO 0.5%
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services) Series 2019A	4.00%	08/01/48 (a)	1,800,000	1,899,558
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	1,855,000	2,018,908
				3,918,466

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEW YORK 12.1%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25	250,000	291,115
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/27 (a)	300,000	346,830
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/30 (a)	145,000	165,522
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (a)	2,845,000	3,093,710
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	520,815
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23	535,000	595,246
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24	425,000	485,728
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	1,000,000	1,130,300
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	280,230
New York City
GO Bonds Fiscal 2013 Series E	5.00%	08/01/25 (a)	3,360,000	3,722,309
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,050,000	1,156,292
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,120,000	1,258,667
GO Bonds Series 2018A	5.00%	08/01/28 (a)	3,165,000	3,976,284
GO Bonds Series 2018E-1	5.25%	03/01/34 (a)	2,000,000	2,494,880
GO Bonds Series 2019E	5.00%	08/01/32 (a)	1,000,000	1,266,900
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,482,540
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,500,000	1,853,100
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (a)	5,535,000	5,669,113
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,200,000	2,532,640
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/30 (a)	3,000,000	3,721,650
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/38 (a)	5,065,000	6,039,202
New York City Trust for Cultural Resources
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/34 (a)	1,000,000	1,285,920
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/37 (a)	1,750,000	2,218,213
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/38 (a)	1,000,000	1,263,500
New York State Dormitory Auth
RB (Catholic Health System) Series 2019A	5.00%	07/01/34 (a)	150,000	178,575
RB (Catholic Health System) Series 2019A	4.00%	07/01/38 (a)	925,000	995,050
RB (Catholic Health System) Series 2019A	4.00%	07/01/39 (a)	100,000	107,264
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	1,991,737
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (a)	1,000,000	1,160,750
State Personal Income Tax RB Series 2017B	5.00%	02/15/38 (a)	1,445,000	1,739,390
State Personal Income Tax RB Series 2019A	5.00%	03/15/38 (a)	3,850,000	4,791,364
State Personal Income Tax Refunding RB Series 2012A	5.00%	12/15/24 (a)	1,300,000	1,444,235
State Sales Tax RB Series 2014A	5.00%	03/15/26 (a)	3,700,000	4,277,977
State Sales Tax RB Series 2017A	5.00%	03/15/35 (a)(c)	6,575,000	7,954,040
State Sales Tax RB Series 2018	5.00%	03/15/34 (a)(c)	5,000,000	6,217,550
New York State Mortgage Agency
Mortgage RB Series 226	3.50%	10/01/50 (a)	3,475,000	3,757,205
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(c)	5,330,000	6,263,496
Utility Debt Securitization Auth
RB Series 2016A	5.00%	06/15/26 (a)	410,000	482,513
				89,211,852

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NORTH CAROLINA 3.0%
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/24	500,000	549,705
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	556,850
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,946,531
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,098,160
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,605,000	1,751,665
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,385,000	1,502,559
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28 (a)	50,000	50,526
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21	5,000,000	5,311,800
North Carolina Turnpike Auth
RB (Triangle Expressway) Series 2019	5.00%	01/01/49 (a)	3,000,000	3,368,020
Triangle Expressway Appropriation RB Series 2019	0.00%	01/01/45 (a)(d)	1,700,000	819,196
Triangle Expressway Appropriation RB Series 2019	0.00%	01/01/46 (a)(d)	1,750,000	814,363
Raleigh-Durham Airport Auth
Airport Refunding RB (Raleigh Durham Airport Auth) Series 2020A	5.00%	05/01/31 (a)	435,000	541,192
Refunding RB Series 2020A	5.00%	05/01/33 (a)	1,000,000	1,221,930
Winston-Salem
Water & Sewer System Refunding RB Series 2020A	5.00%	06/01/30	2,000,000	2,789,540
				22,322,037
NORTH DAKOTA 0.5%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	461,896
Refunding Bonds Series 2019B	4.00%	05/01/26	465,000	547,589
Refunding Bonds Series 2019B	4.00%	05/01/27 (a)	425,000	495,571
Williston
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/21	250,000	261,792
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/22	500,000	539,305
Public Safety Sales Tax RB Series 2018A	4.00%	07/15/23 (a)	1,650,000	1,743,390
				4,049,543
OHIO 2.2%
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (a)	5,000,000	6,230,650
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	1,000,000	1,176,500
Cleveland
Water RB Series 2020FF	5.00%	01/01/26 (e)	1,180,000	1,459,920
Water RB Series 2020FF	5.00%	01/01/28 (e)	800,000	1,043,664
Cleveland OH Airport System
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,199,869
Cleveland-Cuyahoga Cnty Port Auth
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/24	810,000	902,696
Development Refunding RB (Cleveland State Univ) Series 2019	4.00%	08/01/44 (a)	2,000,000	2,052,820
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23	400,000	437,360
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	500,000	561,890

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25 (a)	950,000	1,063,031
				16,128,400
OKLAHOMA 1.1%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (a)	1,500,000	1,681,395
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	735,000	815,718
Limited Obligation RB (Gilcrease Expressway West) Series 2020	1.63%	07/06/23 (a)	4,500,000	4,312,575
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,143,950
				7,953,638
OREGON 5.8%
Beaverton SD #48J
GO Bonds Series 2017D	5.00%	06/15/36 (a)(f)	2,920,000	3,640,072
Central Point SD #6
GO Bonds Series 2019B	0.00%	06/15/40 (a)(d)(f)	705,000	400,221
GO Bonds Series 2019B	0.00%	06/15/41 (a)(d)(f)	710,000	386,922
GO Bonds Series 2019B	0.00%	06/15/42 (a)(d)(f)	610,000	319,335
GO Bonds Series 2019B	0.00%	06/15/43 (a)(d)(f)	815,000	410,247
GO Bonds Series 2019B	0.00%	06/15/45 (a)(d)(f)	985,000	457,365
GO Bonds Series 2019B	0.00%	06/15/48 (a)(d)(f)	1,320,000	542,164
Clatsop Cnty SD
GO Bonds Series 2019A	0.00%	06/15/40 (a)(d)(f)	1,000,000	503,220
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (a)	1,625,000	1,699,295
Campus Refunding & RB (Pacific Univ) Series 2014A	5.00%	05/01/40 (a)	3,985,000	4,123,200
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/22	90,000	95,621
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/23	170,000	184,919
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	350,000	388,609
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	395,000	445,777
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(d)(f)	400,000	283,412
GO Bonds Series 2019	0.00%	06/15/35 (a)(d)(f)	450,000	305,780
GO Bonds Series 2019	0.00%	06/15/36 (a)(d)(f)	500,000	325,320
GO Bonds Series 2019	0.00%	06/15/37 (a)(d)(f)	500,000	311,570
Hermiston SD #8R
Refunding GO Bonds Series 2020A	0.00%	06/15/28 (d)(f)	2,000,000	1,809,580
Refunding GO Bonds Series 2020A	0.00%	06/15/29 (d)(f)	2,200,000	1,944,008
Refunding GO Bonds Series 2020A	0.00%	06/15/35 (a)(d)(f)	1,400,000	963,424
North Marion SD #15
GO Bonds Series 2018A	0.00%	06/15/38 (a)(d)(f)	80,000	45,756
GO Bonds Series 2018A	0.00%	06/15/40 (a)(d)(f)	400,000	207,892
GO Bonds Series 2018B	5.00%	06/15/32 (a)(f)	350,000	453,894
Oregon Facilities Auth
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,090,280
Refunding RB (Samaritan Health Services) Series 2016A	5.00%	10/01/32 (a)	1,250,000	1,438,062
Phoenix-Talent SD #4
GO Bonds Series 2018	0.00%	06/15/32 (a)(d)(f)	1,000,000	736,150

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Port Morrow
LT GO Bonds Series 2016	5.00%	12/01/30 (a)	330,000	371,125
LT GO Bonds Series 2016	5.00%	12/01/31 (a)	375,000	421,612
LT GO Bonds Series 2016	5.00%	12/01/36 (a)	1,155,000	1,290,897
Port of Portland Airport
Refunding RB Series 26C	5.00%	07/01/21	1,760,000	1,832,160
Refunding RB Series 26C	5.00%	07/01/22	1,100,000	1,182,137
Salem Hospital Facility Auth
RB (Salem Health) Series 2019A	5.00%	05/15/26	2,630,000	3,156,710
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	2,348,100
West Linn-Wilsonville SD #3Jt
GO Bonds Series 2020A	0.00%	06/15/35 (a)(d)(f)	1,250,000	880,737
GO Bonds Series 2020A	0.00%	06/15/39 (a)(d)(f)	2,000,000	1,227,400
GO Bonds Series 2020A	0.00%	06/15/40 (a)(d)(f)	1,200,000	710,808
GO Bonds Series 2020A	0.00%	06/15/41 (a)(d)(f)	1,500,000	857,205
GO Bonds Series 2020A	0.00%	06/15/42 (a)(d)(f)	3,000,000	1,654,680
GO Bonds Series 2020A	0.00%	06/15/44 (a)(d)(f)	3,500,000	1,793,470
GO Bonds Series 2020A	0.00%	06/15/49 (a)(d)(f)	1,420,000	613,255
				42,852,391
PENNSYLVANIA 1.6%
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28	2,135,000	2,490,328
Delaware Cnty Auth
RB (Cabrini Univ) Series 2017	5.00%	07/01/24	1,020,000	1,078,028
RB (Cabrini Univ) Series 2017	5.00%	07/01/27	735,000	790,162
RB (Cabrini Univ) Series 2017	5.00%	07/01/31 (a)	1,505,000	1,584,735
Pennsylvania Higher Educational Facilities Auth
RB (Duquesne Univ) Series 2019A	4.00%	03/01/37 (a)	500,000	533,770
RB (Duquesne Univ) Series 2019A	5.00%	03/01/38 (a)	175,000	200,219
Pennsylvania Intergovernmental Cooperation Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20	1,070,000	1,071,862
Philadelphia
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	896,570
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,233,660
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	632,055
GO Refunding Bonds Series 2019A	5.00%	08/01/28	300,000	388,176
GO Refunding Bonds Series 2019A	5.00%	08/01/29	245,000	323,449
GO Refunding Bonds Series 2019A	5.00%	08/01/30	285,000	382,729
GO Refunding Bonds Series 2019A	5.00%	08/01/31	300,000	408,843
				12,014,586
RHODE ISLAND 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (a)	595,000	617,217
SOUTH CAROLINA 0.3%
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	885,144

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,170,290
				2,055,434
SOUTH DAKOTA 0.1%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	300,000	339,864
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	425,000	481,474
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	08/01/22	150,000	164,875
				986,213
TENNESSEE 0.3%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	495,887
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	676,716
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	1,046,301
				2,218,904
TEXAS 4.2%
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(f)	200,000	243,092
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (f)	170,000	202,108
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,218,811
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)	1,520,000	1,673,444
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2020A	5.00%	12/01/29	1,000,000	1,356,760
Dallas-Fort Worth International Airport
Airport RB Series 2013B	5.00%	11/01/38 (a)	2,300,000	2,453,985
Airport Refunding RB Series 2012B	5.00%	11/01/22 (a)	1,245,000	1,266,601
Donna ISD
ULT Refunding Bonds Series 2019	5.00%	02/15/27 (f)	775,000	997,154
ULT Refunding Bonds Series 2019	5.00%	02/15/28 (f)	425,000	562,199
ULT Refunding Bonds Series 2019	5.00%	02/15/29 (f)	575,000	780,011
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(f)	930,000	980,499
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(f)	400,000	483,672
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20	1,750,000	1,756,317
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21 (b)	500,000	529,555
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,927,992
Rockwall ISD
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(b)	90,000	90,814
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(f)	445,000	541,627

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Spring Branch ISD
ULT GO Bonds Series 2019	5.00%	02/01/28 (f)	620,000	815,511
Spring ISD
ULT Refunding GO Bonds Series 2020	5.00%	08/15/21 (e)(f)	800,000	845,704
ULT Refunding GO Bonds Series 2020	5.00%	08/15/22 (e)(f)	750,000	827,760
ULT Refunding GO Bonds Series 2020	5.00%	08/15/23 (e)(f)	625,000	717,906
ULT Refunding GO Bonds Series 2020	5.00%	08/15/24 (e)(f)	1,000,000	1,191,180
ULT Refunding GO Bonds Series 2020	5.00%	08/15/25 (e)(f)	1,000,000	1,228,620
ULT Refunding GO Bonds Series 2020	5.00%	08/15/26 (e)(f)	1,000,000	1,262,250
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	1,955,000	2,196,501
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	1,390,000	1,550,545
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (a)	145,000	150,443
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	1,915,000	2,126,818
Texas Water Dev Brd
RB Series 2020	5.00%	08/01/23 (e)	500,000	574,845
RB Series 2020	5.00%	08/01/24 (e)	750,000	895,627
				31,448,351
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	435,751
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	513,761
				949,512
VERMONT 1.1%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (a)	460,000	470,262
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	955,000	1,022,872
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	4,325,000	4,689,381
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	1,890,000	2,116,460
				8,298,975
VIRGINIA 0.8%
Chesapeake Bay Bridge & Tunnel District
BAN 2019	5.00%	11/01/23	4,250,000	4,573,850
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (a)(b)	220,000	234,372
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (b)	880,000	922,645
				5,730,867
WASHINGTON 5.6%
Energy Northwest
Electric Refunding RBs Series 2020A	5.00%	07/01/27 (e)	1,000,000	1,295,190
Electric Refunding RBs Series 2020A	5.00%	07/01/28 (e)	3,585,000	4,753,423
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,755,000	1,958,019
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	825,371

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Lake Washington SD #414
ULT Refunding GO Bonds Series 2020	4.00%	12/01/28 (c)(f)	10,000,000	12,537,100
Mason Cnty Public Hospital District #1
Hospital RB Series 2018	5.00%	12/01/48 (a)	2,000,000	2,281,040
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/33 (a)(f)	1,000,000	1,278,310
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(f)	1,000,000	1,273,710
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(f)	1,250,000	1,585,413
Ocosta SD #172
ULT GO Bonds 2013	3.13%	12/01/20 (f)	65,000	65,915
ULT GO Bonds 2013	5.00%	12/01/23 (f)	340,000	394,631
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	614,595
Refunding RB 2019	5.00%	12/01/28	460,000	573,335
Refunding RB 2019	5.00%	12/01/29 (a)	500,000	624,615
Refunding RB 2019	5.00%	12/01/30 (a)	625,000	775,606
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(f)	2,880,000	3,616,099
Washington
Motor Vehicle Fuel Tax GO Bonds Series 2019D	5.00%	06/01/26	4,820,000	6,077,538
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/20	270,000	275,165
ULT GO Bonds 2013	5.00%	12/01/22	460,000	499,275
				41,304,350
WEST VIRGINIA 0.4%
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/35 (a)	1,400,000	1,644,006
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/36 (a)	1,400,000	1,636,796
				3,280,802
WISCONSIN 0.7%
Wisconsin Health & Educational Facilities Auth
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)	1,000,000	1,153,010
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)	1,025,000	1,170,898
RB (Rogers Memorial Hospital) Series 2019B	5.00%	07/01/38 (a)	150,000	170,222
RB (Thedacare) Series 2015	5.00%	12/15/21	200,000	213,914
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,147,588
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,162,190
				5,017,822
Total Fixed-Rate Obligations
(Cost $607,366,521)				634,319,413

Variable-Rate Obligations 15.6% of net assets
ARIZONA 0.4%
Arizona Health Facilities Auth
Refunding RB (Phoenix Childrens Hospital) Series 2013A3
(SIFMA Municipal Swap Index + 1.85%)	1.99%	02/01/48 (a)	3,000,000	3,048,180

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
CALIFORNIA 1.3%
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(g)	3,000,000	3,096,270
Toll Bridge RB Series 2018A	2.63%	04/01/45 (a)(g)	3,000,000	3,177,930
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(g)	3,275,000	3,406,458
				9,680,658
COLORADO 1.6%
Colorado Health Facilities Auth
Hospital RB (AdventHealth) Series 2019B	5.00%	11/15/49 (a)(g)	4,000,000	4,940,760
Denver
Airport System RB Series 2019D	5.00%	11/15/31 (a)(g)	1,750,000	1,916,897
Univ of Colorado
Refunding RB Series 2019C	2.00%	06/01/54 (a)(g)	5,000,000	5,249,850
				12,107,507
DISTRICT OF COLUMBIA 0.4%
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2019C	1.75%	10/01/54 (a)(g)	3,000,000	3,051,570
GEORGIA 0.7%
Main St Natural Gas Inc
Gas Supply RB Series 2018E
(SIFMA Municipal Swap Index + 0.57%)	0.71%	08/01/48 (a)	5,000,000	4,853,800
ILLINOIS 0.2%
Will Cnty
RB (ExxonMobil) Series 2001	0.10%	06/01/26 (a)(h)	1,135,000	1,135,000
IOWA 0.9%
Iowa Finance Auth
RB (UnityPoint Health) Series 2018E	0.06%	02/15/41 (a)(f)(h)	815,000	815,000
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (a)(f)(g)	5,000,000	5,894,950
				6,709,950
LOUISIANA 0.8%
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (BASF Corp) Series 2000A	1.44%	12/01/30 (a)(h)	6,000,000	6,000,000
MICHIGAN 0.5%
Grand Traverse Hospital Finance Auth
Refunding RB (Munson Healthcare) Series 2019C	0.06%	07/01/41 (a)(f)(h)	3,400,000	3,400,000
MISSISSIPPI 0.1%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2011B	0.06%	11/01/35 (a)(h)	1,000,000	1,000,000

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MONTANA 0.9%
Montana Facility Finance Auth
RB (Billings Clinic) Series 2018C
(SIFMA Municipal Swap Index + 0.55%)	0.69%	08/15/37 (a)	3,200,000	3,154,944
Montana State Board of Regents
Educational Facilities Refunding RB (Montana State Univ) Series 2012A
(SIFMA Municipal Swap Index + 0.45%)	0.59%	11/15/35 (a)	3,225,000	3,182,495
				6,337,439
NEW YORK 4.3%
New York City
GO Bonds Fiscal 2015 Series F5	0.06%	06/01/44 (a)(f)(h)	5,020,000	5,020,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4	0.06%	06/15/50 (a)(f)(h)	4,490,000	4,490,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB2	0.08%	06/15/49 (a)(c)(f)(h)	7,350,000	7,350,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2010 Series A1	0.11%	05/01/34 (a)(f)(h)	4,500,000	4,500,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D4	0.13%	02/01/44 (a)(f)(h)	970,000	970,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4	0.07%	02/01/45 (a)(f)(h)	510,000	510,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4	0.07%	08/01/45 (a)(f)(h)	1,975,000	1,975,000
Triborough Bridge & Tunnel Auth
General RB Series 2001C	0.07%	01/01/32 (a)(c)(f)(h)	4,630,000	4,630,000
General Refunding RB Series 2002F	0.07%	11/01/32 (a)(f)(h)	2,550,000	2,550,000
				31,995,000
OREGON 1.0%
Corvallis SD #509J
GO Bonds Series 2018A	0.00%	06/15/38 (a)(f)(i)	1,000,000	1,257,280
Oregon Business Development Commission
Recovery Zone Facility Bonds (Intel Corp) Series 232	2.40%	12/01/40 (a)(g)	3,000,000	3,117,480
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(f)(i)	340,000	375,540
GO Bonds Series 2017	0.00%	06/15/30 (a)(f)(i)	300,000	329,397
GO Bonds Series 2017	0.00%	06/15/31 (a)(f)(i)	300,000	327,429
GO Bonds Series 2017	0.00%	06/15/32 (a)(f)(i)	350,000	379,351
GO Bonds Series 2017	0.00%	06/15/33 (a)(f)(i)	520,000	560,383
GO Bonds Series 2017	0.00%	06/15/34 (a)(f)(i)	350,000	376,092
GO Bonds Series 2017	0.00%	06/15/35 (a)(f)(i)	410,000	437,249
				7,160,201
SOUTH CAROLINA 0.2%
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.38%	04/01/27 (a)(g)	1,810,000	1,870,726
TEXAS 1.6%
Deer Park ISD
ULT GO Bonds Series 2018	1.55%	10/01/42 (a)(f)(g)	1,660,000	1,664,482
Denton ISD
ULT GO Series 2014B	2.00%	08/01/44 (a)(f)(g)	2,000,000	2,105,360

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Northside ISD
ULT GO Series 2019	1.60%	08/01/49 (a)(f)(g)	3,000,000	3,101,370
San Antonio
Water System Jr Lien RB Series 2019A	2.63%	05/01/49 (a)(g)	5,000,000	5,330,550
				12,201,762
WASHINGTON 0.4%
King Cnty
Sewer Jr Lien RB Series 2012	2.60%	01/01/43 (a)(g)	3,000,000	3,043,740
WISCONSIN 0.3%
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4
(SIFMA Municipal Swap Index + 0.65%)	0.79%	08/15/54 (a)	1,700,000	1,675,333
RB (Marshfield Clinic Health) Series 2018A	0.06%	02/15/50 (a)(f)(h)	700,000	700,000
				2,375,333
Total Variable-Rate Obligations
(Cost $114,328,387)				115,970,866
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Refunded bond.
(c)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(d)	Zero coupon bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	Credit-enhanced or liquidity-enhanced.
(g)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(i)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

BAN –	Bond anticipation note
CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HFA –	Housing finance agency/authority
HSD –	High school district
IDA –	Industrial development agency/authority
IDRB –	Industrial development revenue bond
ISD –	Independent school district
LT –	Limited tax
RB –	Revenue bond
SD –	School district
S/F –	Single-family
SIFMA –	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
ULT –	Unlimited tax
USD –	Unified school district
VRDN –	Variable rate demand note

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$634,319,413	$—	$634,319,413
Variable-Rate Obligations[1]	—	115,970,866	—	115,970,866
Total	$—	$750,290,279	$—	$750,290,279
[1]	As categorized in Portfolio Holdings.

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 86.8% of net assets
CALIFORNIA 86.8%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20 (a)	775,000	783,819
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20	530,000	530,906
Alameda City USD
GO Bonds Series C	4.00%	08/01/27	750,000	916,260
GO Bonds Series C	4.00%	08/01/28 (b)	400,000	485,276
GO Bonds Series C	4.00%	08/01/30 (b)	450,000	538,511
GO Bonds Series C	4.00%	08/01/31 (b)	260,000	309,335
GO Bonds Series C	4.00%	08/01/32 (b)	250,000	295,520
GO Bonds Series C	4.00%	08/01/33 (b)	250,000	293,278
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (b)	2,060,000	2,262,972
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/22	345,000	382,336
Refunding RB Series 2015	5.00%	09/02/23	575,000	663,481
Refunding RB Series 2015	5.00%	09/02/25	690,000	850,121
Anaheim Housing & Public Improvement Auth
Water System RB Series 2016A	5.00%	10/01/41 (b)(c)	1,000,000	1,065,000
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21	105,000	108,488
Lease RB Series 2014A	5.00%	05/01/22	375,000	400,624
Lease RB Series 2014A	5.00%	05/01/23	250,000	274,780
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (b)	650,000	769,483
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (d)	555,000	524,397
GO Bonds Series 2017	0.00%	08/01/34 (b)(d)	8,060,000	5,345,070
California
GO Bonds	5.00%	11/01/24 (b)	750,000	764,565
GO Bonds	5.00%	09/01/25 (b)	1,815,000	2,076,269
GO Bonds	5.00%	11/01/25 (b)	80,000	81,550
GO Bonds	5.00%	03/01/34 (b)	3,000,000	3,989,820
GO Bonds	5.00%	09/01/42 (b)	1,500,000	1,634,805
GO Bonds Series CQ	4.00%	12/01/47 (b)	4,405,000	4,796,649
GO Refunding Bonds	5.00%	08/01/27	2,730,000	3,529,235

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Refunding Bonds	5.25%	10/01/32 (b)	1,960,000	2,080,834
GO Refunding Bonds Series 2016	5.00%	09/01/29 (b)	1,290,000	1,613,945
GO Refunding Bonds Series 2017	5.00%	08/01/32 (b)	2,000,000	2,466,660
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (b)	1,250,000	1,345,250
RB (Art Center College of Design) Series 2018A	5.00%	12/01/44 (b)	1,000,000	1,049,710
California Health Facilities Financing Auth
Insured RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (a)	175,000	198,002
RB (Childrens Hospital of Orange Cnty) Series 2019A	4.00%	11/01/29	500,000	621,905
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/30 (b)	500,000	661,560
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/31 (b)	965,000	1,267,286
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (a)	275,000	304,736
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(b)	200,000	240,848
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(b)	800,000	960,584
California Infrastructure & Economic Development Bank
Lease RB (California State Retirement System) Series 2019	5.00%	08/01/49 (b)	1,150,000	1,408,186
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (b)	1,635,000	1,860,139
RB (Univ of Southern California) Series 2010	3.25%	12/01/21 (b)(c)	750,000	761,700
RB (Univ of Southern California) Series 2010	5.00%	12/01/23 (b)(c)	670,000	686,348
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (b)	4,130,000	4,548,286
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (b)	250,000	292,060
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (b)	330,000	382,823
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (b)	350,000	404,198
California Municipal Finance Auth
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (a)	360,000	440,370
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (a)	350,000	437,514
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(b)	1,040,000	1,247,490
RB (Clincas del Camino Real) Series 2020	4.00%	03/01/28	1,455,000	1,683,013
RB (Clincas del Camino Real) Series 2020	4.00%	03/01/29	1,515,000	1,771,399
RB (Clincas del Camino Real) Series 2020	4.00%	03/01/30	790,000	923,447
RB (Inland Christain Home) Series 2020	4.00%	12/01/39 (a)(b)	1,240,000	1,429,695
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	756,879
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,303,049
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (b)	1,000,000	1,178,540
RB (Univ of the Pacific) Series 2016	5.00%	11/01/41 (b)	600,000	605,436
RB (Univ of the Pacific) Series 2016	5.00%	11/01/48 (b)	1,000,000	1,008,460
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	305,000	342,433
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/27	860,000	981,621
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/28 (b)	520,000	588,307
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	721,176
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (b)	1,350,000	1,595,970
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (b)	645,000	653,624
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (b)	750,000	755,392
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (b)	500,000	500,255
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/32 (b)	1,000,000	989,400
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(b)	250,000	315,590
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(b)	575,000	716,824
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(b)	250,000	309,703
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(b)	250,000	308,200

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/20	250,000	253,573
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/21	410,000	431,541
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (b)	425,000	474,300
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (b)	1,000,000	1,080,070
California Public Works Board
Lease RB Series 2011C	5.75%	10/01/31 (b)	1,000,000	1,067,290
Lease RB Series 2011D	5.00%	12/01/22 (b)	500,000	535,030
Lease RB Series 2012A	5.00%	04/01/23 (b)	1,850,000	2,007,287
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,190,210
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/21	280,000	290,144
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/22	300,000	311,493
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	210,412
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	181,809
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (b)	590,000	640,941
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	870,000	983,961
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (b)	1,700,000	2,024,054
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (b)	1,600,000	1,870,576
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/34 (a)(b)	750,000	947,955
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/37 (a)(b)	735,000	917,390
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (b)	2,765,000	3,209,197
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (b)	2,500,000	2,562,925
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (b)	800,000	951,008
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (b)	700,000	818,748
RB (Sutter Health) Series 2011A	6.00%	08/15/42 (b)(c)	875,000	885,351
RB (The Redwoods) Series 2013	4.00%	11/15/20 (a)	125,000	127,184
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(b)	300,000	385,215
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(b)	235,000	298,885
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(b)	900,000	1,129,545
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(b)	275,000	315,604
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(b)	425,000	485,724
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (b)	500,000	543,055
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (b)	1,250,000	1,343,687
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	308,295
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (b)	440,000	462,480
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	578,050
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	436,792
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (b)	1,075,000	1,370,055
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (b)	1,475,000	1,862,600
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/41 (b)	2,465,000	3,062,689
Carpinteria Valley Water District
Refunding RB Series 2020A	5.00%	07/01/29	125,000	167,690
Refunding RB Series 2020A	5.00%	07/01/30	150,000	205,055
Refunding RB Series 2020A	5.00%	07/01/31 (b)	145,000	196,736
Refunding RB Series 2020A	5.00%	07/01/32 (b)	200,000	269,036
Refunding RB Series 2020A	5.00%	07/01/33 (b)	200,000	267,166

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB Series 2020A	5.00%	07/01/34 (b)	250,000	332,735
Refunding RB Series 2020A	5.00%	07/01/35 (b)	350,000	463,397
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (b)(c)	1,300,000	1,531,348
Ceres Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/34 (b)	500,000	599,535
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/35 (b)	500,000	596,535
Chaffey Joint UHSD
GO Bonds Series D	0.00%	08/01/34 (b)(d)	500,000	352,445
GO Bonds Series D	0.00%	08/01/35 (b)(d)	600,000	405,606
GO Bonds Series D	0.00%	08/01/36 (b)(d)	1,000,000	650,140
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22	165,000	182,195
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (b)	1,060,000	1,308,252
Coast CCD
GO Bonds Series 2019F	0.00%	08/01/35 (b)(d)	2,000,000	1,420,240
GO Bonds Series 2019F	0.00%	08/01/40 (b)(d)	2,000,000	1,179,020
Compton USD
GO Bonds Series 2019 B	0.00%	06/01/36 (b)(d)	1,500,000	1,030,710
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (b)	250,000	317,180
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (b)	500,000	631,360
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (b)	750,000	945,045
Contra Costa CCD
GO Refunding Bonds Series 2011	5.00%	08/01/22 (b)(c)	975,000	1,028,674
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (b)	1,130,000	1,102,631
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014B	5.00%	08/01/23	735,000	842,266
Desert CCD
GO Bonds Series 2018	5.00%	08/01/37 (b)	415,000	470,220
GO Bonds Series 2018	5.00%	08/01/38 (b)	500,000	565,690
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/23	400,000	438,896
Water Revenue COP Series 2019	4.00%	01/01/24	425,000	481,164
Water Revenue COP Series 2019	4.00%	01/01/25	435,000	506,601
Water Revenue COP Series 2019	4.00%	01/01/26	450,000	536,409
Water Revenue COP Series 2019	4.00%	01/01/27	470,000	572,756
Water Revenue COP Series 2019	4.00%	01/01/28	490,000	609,496
Water Revenue COP Series 2019	4.00%	01/01/29 (b)	505,000	623,670
Water Revenue COP Series 2019	4.00%	01/01/30 (b)	530,000	643,563
Discovery Bay Public Financing Auth
Water & Wastewater RB Series 2017	5.00%	12/01/25	225,000	277,697
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	304,406
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	325,678
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (b)	475,000	570,432
East Side UHSD
Refunding GO Bonds Series 2020	5.00%	08/01/22	1,230,000	1,355,632
Refunding GO Bonds Series 2020	5.00%	08/01/24	1,000,000	1,187,770
Refunding GO Bonds Series 2020	5.00%	08/01/26	1,200,000	1,511,388
Refunding GO Bonds Series 2020	5.00%	08/01/27	1,150,000	1,486,674

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
East Whittier SD
GO Bonds Series C	4.00%	08/01/45 (b)	2,715,000	3,028,963
El Camino Hospital District
GO Bonds Series 2006	0.00%	08/01/29 (d)	1,250,000	1,095,512
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/22	450,000	497,565
Special Tax RB Series 2015	5.00%	09/01/23	775,000	890,893
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (b)(c)(d)	1,000,000	340,850
Fremont UHSD
GO Bonds Series 2019A	5.00%	08/01/26	500,000	634,235
GO Bonds Series 2019B	5.00%	08/01/26	600,000	761,082
GO Bonds Series 2019B	5.00%	08/01/27	750,000	978,682
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	1,039,516
Lease Refunding RB Series 2017A	5.00%	04/01/28 (b)	1,415,000	1,761,732
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (b)(d)	1,120,000	763,683
GO Bonds Series 2016A	0.00%	08/01/34 (b)(d)	1,900,000	1,232,283
GO Bonds Series 2016A	0.00%	08/01/35 (b)(d)	1,280,000	790,170
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,334,775
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	2,003,350
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/22	375,000	419,880
Refunding COP Series 2014A	5.00%	12/01/24 (b)	900,000	1,047,681
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	902,757
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (b)	730,000	876,343
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	475,768
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	218,666
Refunding Bonds Series 2017	5.00%	04/01/28 (b)	230,000	286,359
Refunding Bonds Series 2017	5.00%	04/01/32 (b)	1,100,000	1,341,461
Refunding Bonds Series 2017	5.00%	04/01/34 (b)	1,215,000	1,469,421
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,192,148
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30 (b)(c)	1,000,000	1,008,370
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	4.00%	08/01/22	695,000	744,588
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (b)	2,430,000	2,964,649
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	880,924
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	924,809
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (b)	2,000,000	2,320,180

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,228,994
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (b)	1,250,000	1,496,925
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	620,785
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/27	500,000	635,470
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (b)	685,000	794,915
GO Bonds Series B	5.00%	08/01/30 (b)	100,000	122,563
GO Bonds Series B	5.00%	08/01/31 (b)	200,000	244,194
GO Bonds Series B	5.00%	08/01/32 (b)	200,000	243,664
GO Bonds Series B	5.00%	08/01/33 (b)	225,000	273,377
GO Bonds Series B	5.00%	08/01/35 (b)	200,000	241,950
GO Bonds Series B	5.00%	08/01/37 (b)	770,000	927,973
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,492,177
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (b)	1,500,000	1,861,380
Kern High School District
GO Bonds Series 2016A	3.00%	08/01/29 (b)	1,000,000	1,138,310
Lake Tahoe USD
GO Refunding Bonds Series 2019	4.00%	08/01/26	550,000	654,467
GO Refunding Bonds Series 2019	4.00%	08/01/28	630,000	779,575
GO Refunding Bonds Series 2019	4.00%	08/01/29	605,000	760,848
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,614,714
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (b)	820,000	999,424
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/29 (b)	500,000	586,675
GO Bonds Series 2019	4.00%	08/01/30 (b)	430,000	501,505
GO Bonds Series 2019	4.00%	08/01/31 (b)	325,000	377,124
GO Bonds Series 2019	4.00%	08/01/32 (b)	335,000	386,536
GO Bonds Series 2019	4.00%	08/01/33 (b)	370,000	425,030
GO Bonds Series 2019	4.00%	08/01/34 (b)	600,000	685,968
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,124,485
Long Beach Harbor Dept
Refunding RB Series 2020B	5.00%	05/15/23	1,430,000	1,597,253
Refunding RB Series 2020B	5.00%	05/15/24	6,260,000	7,176,965
Los Angeles
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22	440,000	473,101
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2019 E1	5.00%	12/01/30 (b)	600,000	803,244
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,635,113
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (b)	3,880,000	4,755,056

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	735,000	813,917
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	980,000	1,128,617
Los Angeles Dept of Airports
Sr Refunding RB Series 2018B	5.00%	05/15/32 (b)	1,675,000	2,008,978
Sub RB Series 2010B	5.00%	05/15/21 (b)	30,000	30,105
Sub RB Series 2018B	5.00%	05/15/33 (b)	3,325,000	3,961,671
Sub RB Series 2018D	5.00%	05/15/31 (b)	1,510,000	1,859,625
Sub RB Series 2019F	5.00%	05/15/28	1,310,000	1,617,850
Los Angeles Dept of Water & Power
Power System RB Series 2015A	5.00%	07/01/30 (b)	3,015,000	3,607,056
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (b)	1,450,000	1,694,020
Refunding RB Series 2011B	5.00%	08/01/24 (b)	1,000,000	1,051,510
Refunding RB Series 2015A	5.00%	08/01/26 (b)	850,000	1,001,342
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/31 (b)	1,050,000	1,199,856
Los Gatos
COP Series 2010	5.00%	08/01/21 (b)	500,000	503,980
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	798,754
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	921,973
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (b)	2,205,000	2,716,516
Mono Cnty
COP Series 2018A	5.00%	10/01/48 (b)	2,800,000	3,183,824
Monte Vista Wtr Dist
Revenue COP Series 2020A	5.00%	10/01/44 (b)	2,495,000	3,145,721
Revenue COP Series 2020A	4.00%	10/01/49 (b)	2,535,000	2,898,468
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	903,814
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/20	200,000	201,544
RB Series 2011A	5.00%	08/01/21	550,000	579,744
RB Series 2011A	5.75%	08/01/40 (b)	700,000	726,509
Nothern California Energy Auth
Commodity Suppply RB Series 2018	5.00%	07/01/24 (a)	3,000,000	3,408,210
Novato
Special Tax Refunding Bonds Series 2020	4.00%	09/01/22	100,000	108,143
Special Tax Refunding Bonds Series 2020	4.00%	09/01/24	100,000	114,004
Special Tax Refunding Bonds Series 2020	4.00%	09/01/25	150,000	174,671
Special Tax Refunding Bonds Series 2020	4.00%	09/01/26	150,000	177,594
Special Tax Refunding Bonds Series 2020	4.00%	09/01/27	250,000	300,688
Special Tax Refunding Bonds Series 2020	4.00%	09/01/28 (b)	200,000	243,944
Special Tax Refunding Bonds Series 2020	4.00%	09/01/29 (b)	250,000	303,518
Special Tax Refunding Bonds Series 2020	4.00%	09/01/30 (b)	140,000	168,895
Special Tax Refunding Bonds Series 2020	4.00%	09/01/31 (b)	285,000	341,778
Special Tax Refunding Bonds Series 2020	4.00%	09/01/32 (b)	150,000	178,727
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (b)(c)	1,000,000	1,081,150

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (b)	620,000	757,776
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20	1,900,000	1,922,952
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	545,150
GO Bonds Series 2015A	5.00%	08/01/23	700,000	789,383
GO Bonds Series 2015A	5.00%	08/01/24	600,000	697,002
GO Bonds Series 2019A	5.00%	08/01/29 (b)	1,500,000	1,860,510
GO Bonds Series 2019A	5.00%	08/01/31 (b)	500,000	613,290
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (b)	2,000,000	2,399,580
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/29 (b)	250,000	323,195
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (b)	500,000	642,380
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (b)	660,000	842,444
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (b)	350,000	443,622
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (b)	725,000	910,854
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/34 (b)	525,000	657,395
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	709,950
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	274,453
Oroville
RB (Oroville Hospital) Series 2019	5.25%	04/01/49 (b)	2,000,000	2,098,300
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (b)	1,250,000	1,583,925
Lease Refunding RB Series 2018	5.00%	06/01/34 (b)	1,235,000	1,559,336
Lease Refunding RB Series 2018	5.00%	06/01/35 (b)	770,000	968,036
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	500,000	568,860
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,063,705
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (b)	1,365,000	1,643,474
GO Bonds Series D	5.00%	08/01/32 (b)	1,490,000	1,790,637
GO Bonds Series D	5.00%	08/01/33 (b)	1,685,000	2,021,225
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (b)	1,030,000	1,300,416
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (b)	2,500,000	3,102,625
Palo Alto
COP Series 2019A	5.00%	11/01/44 (b)	3,000,000	3,719,010
Palomar CCD
GO Bonds Series 2006D	5.00%	08/01/29 (b)	450,000	576,113
Paramount USD
GO Bonds Series 2019B	0.00%	08/01/35 (b)(d)	1,425,000	967,276
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (b)	600,000	727,704
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (b)	350,000	452,291
Lease Refunding RB Series 2016	5.25%	09/01/33 (b)	800,000	1,003,248
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/30 (b)	770,000	977,322

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,639,540
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (c)	365,000	404,781
Port of Oakland
Refunding RB Series 2017D	5.00%	11/01/27	4,895,000	5,938,614
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	667,159
Richmond Jt Powers Financing Auth
Refunding RB Series 2019B	4.00%	05/01/22	1,250,000	1,331,000
Refunding RB Series 2019B	5.00%	05/01/23	1,000,000	1,126,290
Refunding RB Series 2019B	5.00%	05/01/24	650,000	757,393
Rio Elementary SD
GO Bonds Series 2018C	0.00%	08/01/31 (b)(d)	100,000	73,908
GO Bonds Series 2018C	0.00%	08/01/32 (b)(d)	115,000	80,806
GO Bonds Series 2018C	0.00%	08/01/38 (b)(d)	920,000	487,775
GO Bonds Series 2018C	0.00%	08/01/43 (b)(d)	1,000,000	415,690
GO Bonds Series 2018C	5.00%	08/01/47 (b)	1,000,000	1,207,440
GO Bonds Seris 2018C	0.00%	08/01/35 (b)(d)	400,000	243,996
Riverside CCD
GO Bonds Series 2015E	0.00%	08/01/29 (b)(d)	235,000	182,224
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.25%	06/01/24 (b)(c)	710,000	817,089
Riverside County Public Finance Auth
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,200,000	1,466,880
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (b)	200,000	230,700
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (b)	1,000,000	1,142,750
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (b)(c)	1,000,000	1,052,630
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (b)	2,500,000	2,945,100
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019B	1.80%	11/15/27 (b)	2,500,000	2,557,975
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	835,160
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	656,931
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	430,556
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (b)	1,000,000	1,229,560
San Diego Cnty Regional Airport Auth
Airport RB Series 2017B	5.00%	07/01/31 (b)	1,360,000	1,610,702
Sub Refunding & RB Series 2019A	4.00%	07/01/37 (b)	1,000,000	1,118,850
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	5.00%	09/01/20 (c)	745,000	753,947
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	329,289
Refunding RB Series 2013A	5.00%	09/01/23	550,000	626,115
Refunding RB Series 2013A	5.00%	09/01/25 (b)	245,000	277,379
San Diego USD
GO Bonds Series 2017K-2	0.00%	07/01/33 (b)(d)	1,090,000	773,671

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/40 (b)	2,875,000	3,388,762
RB 2nd Series 2019H	5.00%	05/01/21	2,000,000	2,070,160
Refunding RB Series 2011B	5.50%	05/01/21	450,000	469,638
Refunding RB Series 2012A	5.00%	05/01/26 (b)	290,000	312,971
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2019 F1	5.00%	08/01/28	1,995,000	2,659,933
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (b)	2,000,000	2,350,540
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	301,154
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (b)	150,000	175,662
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (b)	165,000	191,540
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (b)	305,000	350,881
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (b)	430,000	491,555
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (b)	1,205,000	1,489,223
GO Bonds Series 2017	5.00%	08/01/36 (b)	925,000	1,133,939
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/21	350,000	363,185
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	378,795
San Jose
Airport Refunding RB Series 2014C	5.00%	03/01/30 (b)	340,000	385,594
San Lorenzo Valley USD
GO Bonds Series 2004	0.00%	08/01/28 (d)	990,000	886,426
San Luis Obispo Cnty CCD
GO Bonds Series 2014A	5.00%	08/01/27 (b)	60,000	73,154
GO Bonds Series B	5.00%	08/01/33 (b)	300,000	385,515
San Mateo Cnty CCD
GO Refunding Bonds Series 2018	5.00%	09/01/38 (b)	1,000,000	1,291,580
Go Refunding Bonds Series 2018	5.00%	09/01/39 (b)	1,045,000	1,346,044
GO Refunding Bonds Series 2018	5.00%	09/01/40 (b)	1,150,000	1,473,380
San Mateo Foster City PFA
Wastewater RB Series 2019	5.00%	08/01/29	1,310,000	1,787,639
San Mateo Foster City Public Finance Auth
RB Series 2020A	5.00%	05/01/33 (b)	190,000	244,963
RB Series 2020A	5.00%	05/01/34 (b)	225,000	289,190
RB Series 2020A	5.00%	05/01/36 (b)	500,000	636,470
RB Series 2020A	5.00%	05/01/37 (b)	250,000	317,208
Sanger USD
GO Bonds Series B	3.00%	08/01/45 (b)	1,750,000	1,846,355
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	3.00%	08/01/24	175,000	191,235
Lease RB Series 2014	5.00%	08/01/25 (b)	175,000	208,740
Lease RB Series 2014	5.00%	08/01/26 (b)	165,000	196,584
Lease RB Series 2014	5.00%	08/01/27 (b)	320,000	380,816
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (b)	820,000	856,490
Lease RB Series 2018	5.00%	07/01/35 (b)	575,000	713,150
Lease RB Series 2018	5.00%	07/01/38 (b)	175,000	214,821

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/34 (b)	250,000	307,240
GO Bonds Series 2018C	5.00%	08/01/35 (b)	300,000	367,689
GO Bonds Series 2018C	5.00%	08/01/36 (b)	900,000	1,100,664
Shasta UHSD
GO Bonds Series 2018	5.25%	08/01/43 (b)	1,000,000	1,231,290
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	1,054,007
RB Series 2019	4.00%	07/01/25	1,270,000	1,439,913
South Bay USD
GO BAN Series 2019	0.00%	08/01/22 (d)	2,000,000	1,976,680
GO Bonds Series 2012B	0.00%	08/01/35 (b)(d)	250,000	161,268
GO Bonds Series 2012B	0.00%	08/01/37 (b)(d)	450,000	265,829
South Placer Wasterwater Auth
Wastewater Refunding RB Series 2020	5.00%	11/01/34	1,000,000	1,403,270
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21	2,520,000	2,555,179
Water Refunding RB Series 2016A	5.00%	07/01/34 (b)	390,000	477,649
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25 (b)	2,375,000	2,384,286
Refunding RB Series 2020-1	5.00%	07/01/30 (b)	3,000,000	3,460,230
Susanville
Natural Gas Refunding RB Series 2019	2.00%	06/01/22	455,000	466,138
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	622,392
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (b)	615,000	729,845
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (b)	680,000	798,864
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (b)	765,000	883,192
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	688,691
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	739,187
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	789,868
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	845,610
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (b)(c)	950,000	1,014,828
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (b)	3,000,000	3,250,890
Upland
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,740,000	1,786,580
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,352,688
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	386,541
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	556,358
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (b)	595,000	727,661
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (b)	635,000	772,795
Total Fixed-Rate Obligations
(Cost $379,914,391)				399,859,385

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Variable-Rate Obligations 12.3% of net assets
CALIFORNIA 12.3%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1
(SIFMA Municipal Swap Index + 0.90%)	1.04%	04/01/45 (b)	5,000,000	4,975,550
Toll Bridge RB Series 2014E	2.00%	04/01/34 (b)(e)	500,000	501,790
Toll Bridge RB Series 2017H	2.13%	04/01/53 (b)(e)	3,000,000	3,096,270
Toll Bridge RB Series 2018A	2.63%	04/01/45 (b)(e)	3,000,000	3,177,930
California
GO Bonds Series 2003A1	0.01%	05/01/33 (a)(b)(f)	2,610,000	2,610,000
GO Bonds Series 2003A2	0.02%	05/01/33 (a)(b)(f)	1,800,000	1,800,000
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (b)(e)	3,275,000	3,406,458
RB (Providence St Joseph Health) Series 2019B	5.00%	10/01/39 (b)(e)	3,000,000	3,712,620
RB (Providence St Joseph Health) Series 2019C	5.00%	10/01/39 (b)(e)	5,000,000	5,979,850
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (b)(e)	1,200,000	1,314,096
California Public Finance Auth
RB (Sharp Healthcare) Series 2017B	0.02%	08/01/52 (a)(b)(f)	2,100,000	2,100,000
California Statewide Communities Development Auth
RB (Adventist Health System) Series 2007A	5.00%	03/01/37 (b)(e)	2,000,000	2,313,880
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018C
(SIFMA Municipal Swap Index + 0.25%)	0.39%	07/01/46 (b)	2,450,000	2,438,706
Los Angeles
M/F Housing RB (Jordan Downs Apts) Series 2018A2	2.08%	01/01/22 (a)(b)(e)	2,800,000	2,825,620
Sacramento Housing Auth
M/F Housing RB (Imperial Tower) Series 2018C	2.15%	12/01/21 (a)(b)(e)	3,000,000	3,000,000
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2017D
(SIFMA Municipal Swap Index + 0.25%)	0.39%	07/01/37 (b)	3,130,000	3,130,000
Water RB Series 2017A	0.06%	07/01/47 (a)(b)(f)	10,460,000	10,460,000
Total Variable-Rate Obligations
(Cost $56,762,057)				56,842,770
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Refunded bond.
(d)	Zero coupon bond.
(e)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(f)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

BAN –	Bond anticipation note
CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HSD –	High school district
M/F –	Multi-family
RB –	Revenue bond
SD –	School district
S/F –	Single-family
SIFMA –	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
UHSD –	Union high school district
USD –	Unified school district
VRDN –	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$399,859,385	$—	$399,859,385
Variable-Rate Obligations[1]	—	56,842,770	—	56,842,770
Total	$—	$456,702,155	$—	$456,702,155
[1]	As categorized in Portfolio Holdings.

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89446MAY20